Business Combinations - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2014	Feb. 28, 2013	Nov. 30, 2013
Charter One Acquisition [Member]
Business Acquisition [Line Items]
Value of asset acquired	$ 969
Value of liability acquired	4,800
Collective Point of Sale Solutions Acquisition [Member]
Business Acquisition [Line Items]
Value of asset acquired		34
Value of liability acquired		4
Quintillion Holding Company Limited Acquisition [Member]
Business Acquisition [Line Items]
Value of asset acquired			57
Value of liability acquired			$ 10